UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21630

NT Alpha Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Joseph W. McInerney, President

NT Alpha Strategies Fund

300 Atlantic Street, Suite 400

Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Item 1.	Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND	DECEMBER 31, 2009 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 95.0%
Commodity Trading Advisor – 9.1%
(Cost $32,148,000)
BlueTrend Fund, L.P.	$11,252,000
Crabel Fund, L.P., Class A	9,352,000
Crabel Fund, L.P., Class F	1,382,000
Tiverton Investments, LLC	10,851,000
32,837,000
Convertible Bond Arbitrage – 3.8%
(Cost $12,253,000)
Investcorp Interlachen Multi-Strategy Fund, LLC	13,460,000
Distressed – 3.7%
(Cost $12,744,000)
Strategic Value, L.P.	8,879,000
York Credit Opportunities Fund, L.P.	4,310,000
13,189,000
Emerging Markets – 3.5%
(Cost $11,560,000)
Artha Emerging Markets	12,381,000
Hermitage Global Partners, L.P.*	47,000
12,428,000
Equity Market Neutral – 7.5%
(Cost $24,616,000)
Laurion Capital L.P.	11,826,000
O’Connor Global Fundamental Long/Short, LLC	15,300,000
27,126,000
Event Driven – 0.9%
(Cost $3,715,000)
TCM Spectrum Fund, L.P.*	69,000
Tennenbaum Multi-Strategy Fund I, LLC*	3,111,000
3,180,000
Fixed Income Arbitrage – 3.6%
(Cost $11,320,000)
Nephila Catastrophe Fund, L.P.	7,872,000
Triton Fund, L.P.	4,597,000
Triton Ike Recovery, L.P.*	28,000
Triton Universus Recovery, L.P.*	290,000
12,787,000
Global Macro – 4.8%
(Cost $19,000,000)
Balestra Capital Partners, L.P.	9,257,000
Epoch Capital Partners, L.P.	8,025,000
17,282,000
Non-U.S. Equity Hedge – 10.9%
(Cost $35,624,000)
InvestCorp WMG Asia Fund, LLC	6,290,000
Riley Patterson Asian Opportunity Fund	7,000,000
TT Mid Cap Europe Long/Short Alpha Fund Limted	13,681,000
Zebedee Focus Fund Limited	12,243,000
39,214,000
Non-U.S. Multi-Strategy – 0.6%
(Cost $2,937,000)
Evolution Master Fund, L.P.*	2,298,000

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 95.0% – continued
Relative Value – 3.5%
(Cost $11,000,000)
North Pole Capital	$12,596,000
Sector Hedge – 16.6%
(Cost $55,800,000)
Artis 2X Institutional L.P.	9,235,000
Camber Capital Fund, L.P.	11,387,000
Expo Health Sciences Fund, L.P.	9,929,000
Gem Realty Securities, L.P.	10,000,000
Oceanic Hedge Fund	10,000,000
STG Capital Partners, QP L.P.	9,247,000
59,798,000
Short Bias – 2.9%
(Cost $9,189,000)
Dialectic Antithesis Partners, L.P.†	10,414,000
Special Situations – 7.4%
(Cost $23,000,000)
Mak One Fund, L.P.	12,768,000
Senator Global Opportunity, L.P.	13,807,000
26,575,000
Statistical Arbitrage – 3.5%
(Cost $11,000,000)
BlueMatrix, L.P.	12,709,000
U.S. Equity Hedge – 12.7%
(Cost $40,551,000)
Alydar QP Fund, L.P.	10,308,000
Avesta Fund, L.P.	11,826,000
Bluefin Investors, L.P.	12,017,000
CCM Small Cap Value Fund, L.P.*	265,000
Harvest Small Cap Partners, L.P.	11,211,000
45,627,000
Total Sub-Funds
(Cost $316,457,000)	341,520,000

	PRINCIPAL AMOUNT	VALUE
CASH EQUIVALENT – 5.0%
Societe Generale, Grand Cayman, Eurodollar Time Deposit, 0.01%, 1/4/10	18,079,000	$18,079,000
Total Cash Equivalent
(Cost $18,079,000)		18,079,000

TOTAL INVESTMENTS – 100.0%
(Cost $334,536,000)		359,599,000
Other Assets less Liabilities – 0.0%		103,000
NET ASSETS – 100.0%		$359,702,000

* During the current period, a portion of the underlying investments’ value in these Sub-Funds was held in a side pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side pocket arrangement. In the aggregate, approximately 1.7% of the Fund’s net assets are in side pocket arrangements.

QUARTERLY REPORT	1	NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND continued

† The Fund has the ability to request withdrawals or redemptions of its investments on a quarterly basis, based on the Sub-Fund’s governing agreements. The investment advisors of the Sub-Funds may also, at their discretion, suspend redemptions or implement other restrictions on liquidity. As of December 31, 2009 there were no such restrictions imposed by the Sub-Funds.

Sub-Fund investments are non-income producing .

At December 31, 2009, the NT Alpha Strategies Fund’s investments as a percentage of total net assets were diversified as follows:

SECTOR WEIGHTINGS	PERCENTAGE
Commodity Trading Advisor	9.1%
Convertible Bond Arbitrage	3.8
Distressed	3.7
Emerging Markets	3.5
Equity Market Neutral	7.5
Event Driven	0.9
Fixed Income Arbitrage	3.6
Global Macro	4.8
Non-U.S. Equity Hedge	10.9
Non-U.S. Multi-Strategy	0.6
Relative Value	3.5
Sector Hedge	16.6
Short Bias	2.9
Special Situations	7.4
Statistical Arbitrage	3.5
U.S. Equity Hedge	12.7
Cash Equivalent and Liabilities less Other Assets	5.0
Total	100.0%

At December 31, 2009, the NT Alpha Strategies Fund’s Sub-Funds’ investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands – 23.0%	$71,864,000	$78,598,000
Isle of Man – 2.9%	10,000,000	10,000,000
United States – 74.1%	234,593,000	252,922,000
Total		$341,520,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation technique on Level 3 investments: The Fund valued certain securities at the net asset value, which in turn is based on valuation data obtained from external valuation sources.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the NT Alpha Strategies Fund’s investments, which are carried at fair value, as of December 31, 2009.

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Sub-Funds
Commodity Trading Advisor	$-	$-	$32,837	$32,837
Convertible Bond Arbitrage	-	-	13,460	13,460
Distressed	-	-	13,189	13,189
Emerging Markets	-	-	12,428	12,428
Equity Market Neutral	-	-	27,126	27,126
Event Driven	-	-	3,180	3,180
Fixed Income Arbitrage	-	-	12,787	12,787
Global Macro	-	-	17,282	17,282
Non-U.S. Equity Hedge	-	-	39,214	39,214
Non-U.S. Multi-Strategy	-	-	2,298	2,298
Relative Value	-	-	12,596	12,596
Sector Hedge	-	-	59,798	59,798
Short Bias	-	-	10,414	10,414
Special Situations	-	-	26,575	26,575
Statistical Arbitrage	-	-	12,709	12,709
U.S. Equity Hedge	-	-	45,627	45,627
Cash Equivalent	-	18,079	-	18,079
Total	$-	$18,079	$341,520	$359,599

NT ALPHA STRATEGIES FUND	2	QUARTERLY REPORT

DECEMBER 31, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/09 (000S)
Sub-Funds
Commodity Trading Advisor	$33,094	$1,048	$(305)	$(1,000)	$—	$32,837
Convertible Bond Arbitrage	7,724	—	3,736	2,000	—	13,460
Distressed	12,319	961	1,859	(1,950)	—	13,189
Emerging Markets	3,289	(3,600)	4,514	8,225	—	12,428
Equity Market Neutral	10,950	(68)	3,397	12,847	—	27,126
Event Driven	17,208	8,288	(6,421)	(15,895)	—	3,180
Fixed Income Arbitrage	9,469	—	2,318	1,000	—	12,787
Global Macro	16,434	(679)	8,525	(6,998)	—	17,282
Macro Emerging Markets	65	(9)	20	(76)	—	—
Non-U.S. Equity Hedge	24,688	548	2,796	11,182	—	39,214
Non-U.S. Multi-Strategy	6,507	(769)	260	(3,700)	—	2,298
Relative Value	—	—	1,596	11,000	—	12,596
Sector Hedge	18,050	671	2,248	38,829	—	59,798
Short Bias	18,069	1,739	(4,394)	(5,000)	—	10,414
Special Situations	—	—	3,575	23,000	—	26,575
Statistical Arbitrage	13,651	(238)	1,506	(2,210)	—	12,709
U.S. Equity Hedge	31,650	332	2,715	10,930	—	45,627
Total Investments	$223,167	$8,224	$27,945	$82,184	$—	$341,520

The amount of total unrealized gain on investments in Level 3 securities still held at December 31, 2009 was approximately $25,063,000.

QUARTERLY REPORT	3	NT ALPHA STRATEGIES FUND

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NT Alpha Strategies Fund

By:	/s/ Joseph W. McInerney
Joseph W. McInerney, President
(Principal Executive Officer)

Date:	February 26, 2010

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph W. McInerney
Joseph W. McInerney, President
(Principal Executive Officer)

Date:	February 26, 2010

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	February 26, 2010